PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96.9%
Communication Services : 1.2%
10,301
(1)
CarGurus, Inc.
$ 350,749
0.1
7,176
(1)
EchoStar Corp. - Class
A
840,094
0.3
1,668
(1)
Globalstar, Inc.
110,789
0.0
3,027
(1)
Gogo, Inc.
12,169
0.0
1,670
(1)
IMAX Corp.
63,477
0.0
1,329  Iridium
Communications, Inc.
36,866
0.0
3,899  John Wiley & Sons,
Inc. - Class A
148,552
0.1
23,625
(1)
Lionsgate Studios
Corp.
226,564
0.1
40,843
(1)
Lumen Technologies,
Inc.
283,859
0.1
4,099
(1)
Madison Square
Garden Entertainment
Corp.
241,472
0.1
13,805
(1)
Magnite, Inc.
164,003
0.1
2,934
(1)
PubMatic, Inc. - Class
A
24,000
0.0
3,936
(2)
Scholastic Corp.
153,740
0.1
1,431
(1)
Sphere Entertainment
Co.
167,999
0.1
21,810
(1)(2)
Stagwell, Inc.
137,185
0.1
6,099
(1)
TechTarget, Inc.
23,664
0.0
3,149  Telephone and Data
Systems, Inc.
132,573
0.0
2,934
(1)
Ziff Davis, Inc.
123,111
0.0
3,240,866
1.2
Consumer Discretionary : 10.2%
10,802  Acushnet Holdings
Corp.
1,009,771
0.4
6,114
(1)
Adient PLC
123,564
0.0
2,251
(1)
Adtalem Global
Education, Inc.
259,428
0.1
18,318
(1)
American Axle
& Manufacturing
Holdings, Inc.
108,626
0.0
10,514  American Eagle
Outfitters, Inc.
175,584
0.1
3,155
(1)
American Public
Education, Inc.
179,456
0.1
33,254
Arko Corp.
184,892
0.1
296
(1)
Asbury Automotive
Group, Inc.
57,841
0.0
2,168
(1)
Beazer Homes USA,
Inc.
41,712
0.0
406
(1)
Biglari Holdings, Inc.
- Class B
133,814
0.0
5,068
(1)(2)
Black Rock Coffee Bar,
Inc. - Class A
65,479
0.0
1,146
(1)
Boot Barn Holdings,
Inc.
167,729
0.1
23,688
(1)
Bright Horizons Family
Solutions, Inc.
1,945,495
0.7
1,184
(1)
Brinker International,
Inc.
169,040
0.1
15,339
(1)
Capri Holdings Ltd.
270,273
0.1
557
(1)
Cavco Industries, Inc.
269,750
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
2,362  Century Communities,
Inc.
$ 135,532
0.0
9,966
Dana, Inc.
335,356
0.1
42,092
(1)
Driven Brands
Holdings, Inc.
530,780
0.2
14,571
(1)
Figs, Inc. - Class A
215,214
0.1
2,528
(1)
Five Below, Inc.
577,597
0.2
24,919
Garrett Motion, Inc.
452,778
0.2
31,529
Gentex Corp.
688,909
0.2
5,328
(1)
GigaCloud Technology,
Inc. - Class A
241,785
0.1
3,372
(1)
Green Brick Partners,
Inc.
217,325
0.1
315  Group 1 Automotive,
Inc.
104,148
0.0
5,898
(1)
Hilton Grand
Vacations, Inc.
230,730
0.1
1,309  Installed Building
Products, Inc.
347,081
0.1
12,111
(2)
Jack in the Box, Inc.
117,113
0.0
3,972
KB Home
205,551
0.1
3,229
Kohl's Corp.
41,654
0.0
4,044
(1)(2)
Kura Sushi USA, Inc.
- Class A
282,231
0.1
7,241
(1)
Laureate Education,
Inc.
252,276
0.1
2,123
LCI Industries
261,087
0.1
2,714
(1)
M/I Homes, Inc.
332,329
0.1
4,369
(1)
MarineMax, Inc.
118,225
0.0
1,562  Marriott Vacations
Worldwide Corp.
101,717
0.0
41,539
(1)(2)
McGraw Hill, Inc.
569,084
0.2
2,950
Meritage Homes Corp.
182,428
0.1
15,560
(1)
Modine Manufacturing
Co.
3,372,008
1.2
12,702  Monarch Casino &
Resort, Inc.
1,214,311
0.4
15,051
(1)
Motorcar Parts of
America, Inc.
166,464
0.1
8,187
(1)
Navan, Inc. - Class A
108,396
0.0
11,447  OneSpaWorld
Holdings Ltd.
262,709
0.1
2,036
Patrick Industries, Inc.
226,138
0.1
2,399  Perdoceo Education
Corp.
89,267
0.0
2,612
Phinia, Inc.
178,765
0.1
24,067
(1)
Planet Fitness, Inc.
- Class A
1,790,103
0.6
7,983
Pool Corp.
1,615,200
0.6
15,736
(1)
RealReal, Inc.
142,883
0.1
18,229
(1)
Shake Shack, Inc.
- Class A
1,612,720
0.6
7,049
Signet Jewelers Ltd.
596,627
0.2
4,633
(1)
Skyline Champion
Corp.
344,556
0.1
13,524
(1)
Sonos, Inc.
181,222
0.1
1,837
(1)
Stride, Inc.
161,968
0.1
22,604  Super Group SGHC
Ltd.
244,123
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
8,313
(1)
Taylor Morrison Home
Corp.
$ 484,149
0.2
26,518
(1)
Topgolf Callaway
Brands Corp.
368,070
0.1
5,363
(1)(2)
United Parks &
Resorts, Inc
175,156
0.1
8,160
(1)
Victoria's Secret & Co.
378,298
0.1
40,266
(1)
Warby Parker, Inc.
- Class A
848,405
0.3
5,862  Winnebago Industries,
Inc.
181,663
0.1
21,016
(2)
Wyndham Hotels &
Resorts, Inc.
1,707,130
0.6
6,360
(1)
Zumiez, Inc.
140,938
0.1
28,294,653
10.2
Consumer Staples : 3.4%
6,508
Andersons, Inc.
467,144
0.2
3,569
(1)
BJ's Wholesale Club
Holdings, Inc.
351,261
0.1
2,072
Cal-Maine Foods, Inc.
163,999
0.1
2,233
(1)
Central Garden & Pet
Co. - Class A
72,394
0.0
24,651
(1)
Chefs' Warehouse, Inc.
1,465,502
0.5
13,793
Dole PLC
197,102
0.1
15,413
(1)
e.l.f. Beauty, Inc.
934,182
0.3
16,044
(1)
Freshpet, Inc.
945,954
0.3
1,520  Ingles Markets, Inc.
- Class A
136,633
0.1
10,792
(1)
Mama's Creations, Inc.
165,549
0.1
3,543
(1)
Nature's Sunshine
Products, Inc.
84,997
0.0
9,288
(1)(2)
Oddity Tech Ltd.
- Class A
124,273
0.1
15,363
(1)
Performance Food
Group Co.
1,315,995
0.5
76,521  Primo Brands Corp.
- Class A
1,440,890
0.5
942  Turning Point Brands,
Inc.
81,756
0.0
5,041
(1)
United Natural Foods,
Inc.
227,147
0.1
113,545
Utz Brands, Inc.
899,276
0.3
1,116  Village Super Market,
Inc. - Class A
47,129
0.0
4,747
(1)
Vita Coco Co., Inc.
227,429
0.1
5,990
(1)
Vital Farms, Inc.
84,579
0.0
9,433,191
3.4
Energy : 5.3%
7,443
Archrock, Inc.
259,016
0.1
25,565
Cactus, Inc. - Class A
1,211,014
0.4
5,293
(1)(2)
Calumet, Inc.
190,019
0.1
2,487
Chord Energy Corp.
353,602
0.1
632
(1)
Clean Energy Fuels
Corp.
1,567
0.0
18,192
(1)
CNX Resources Corp.
701,302
0.3
9,400
DT Midstream, Inc.
1,265,898
0.5
2,751
(1)
Energy Fuels, Inc./
Canada
50,206
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
5,087  Excelerate Energy, Inc.
- Class A
$ 170,007
0.1
15,788
(1)
Expro Group Holdings
NV
274,869
0.1
45,643  Flowco Holdings, Inc.
- Class A
940,246
0.3
5,003
(1)
Forum Energy
Technologies, Inc.
293,476
0.1
6,397
(1)
Green Plains, Inc.
105,231
0.0
1,128
(1)
Gulfport Energy Corp.
238,651
0.1
1,397  International Seaways,
Inc.
101,813
0.0
47,624
(1)
Kosmos Energy Ltd.
132,395
0.0
42,602
Liberty Energy, Inc.
1,226,938
0.4
6,304  Magnolia Oil & Gas
Corp. - Class A
199,017
0.1
8,157
Murphy Oil Corp.
336,476
0.1
9,974
(1)
National Energy
Services Reunited
Corp.
214,142
0.1
8,387
Noble Corp. PLC
411,550
0.1
7,947
(1)
Oceaneering
International, Inc.
281,880
0.1
19,462
(1)
Oil States International,
Inc.
226,538
0.1
2,707
Ovintiv, Inc.
160,687
0.1
11,226
(1)
Par Pacific Holdings,
Inc.
703,197
0.3
2,216  Patterson-UTI Energy,
Inc.
23,999
0.0
538  PBF Energy, Inc.
- Class A
25,620
0.0
8,489
Peabody Energy Corp.
279,712
0.1
12,416
(1)
ProPetro Holding Corp.
178,915
0.1
12,357  Ranger Energy
Services, Inc. - Class A
211,799
0.1
309
Scorpio Tankers, Inc.
23,070
0.0
59,527
SM Energy Co.
1,856,052
0.7
28,164
Teekay Corp. Ltd.
343,882
0.1
6,455  Teekay Tankers Ltd.
- Class A
473,281
0.2
1,990
(1)
Tidewater, Inc.
166,264
0.1
88,549
(1)
Transocean Ltd.
587,080
0.2
10,251
(1)
Uranium Energy Corp.
138,388
0.0
1,347
(1)
Valaris Ltd.
132,060
0.0
1,707  Weatherford
International PLC
161,448
0.1
6,424  World Fuel Services
Corp.
148,202
0.0
14,799,509
5.3
Financials : 19.2%
61,124
(1)(2)
Accelerant Holdings
- Class A
816,617
0.3
1,075
Alerus Financial Corp.
25,488
0.0
1,634
Amerant Bancorp, Inc.
36,013
0.0
6,112
Ameris Bancorp
476,675
0.2
5,406
(2)
Apollo Commercial
Real Estate Finance,
Inc.
57,087
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
1,864
Associated Banc-Corp.
$ 48,203
0.0
4,358  Atlantic Union
Bankshares Corp.
155,755
0.1
1,465
(1)
Atlanticus Holdings
Corp.
76,868
0.0
3,601
(1)
Axos Financial, Inc.
306,409
0.1
12,332
Banc of California, Inc.
216,797
0.1
1,278  Banco
Latinoamericano de
Comercio Exterior SA
- Class E
65,280
0.0
15,092  Bank of NT Butterfield
& Son Ltd.
792,028
0.3
32,724
BankUnited, Inc.
1,477,816
0.5
377
BayCom Corp.
11,206
0.0
3,355  Berkshire Hills
Bancorp, Inc.
100,650
0.0
28,951  BGC Group, Inc.
- Class A
283,141
0.1
4,011
(1)
Bridgewater
Bancshares, Inc.
70,995
0.0
1,263  Brightsphere
Investment Group, Inc.
68,732
0.0
17,013
(2)
BrightSpire Capital,
Inc.
95,273
0.0
464  Burke & Herbert
Financial Services
Corp.
28,903
0.0
4,596
(2)
Business First
Bancshares, Inc.
124,276
0.1
10,598
Byline Bancorp, Inc.
334,579
0.1
3,412  Capitol Federal
Financial, Inc.
24,327
0.0
1,474  Central Pacific
Financial Corp.
47,109
0.0
976  ChoiceOne Financial
Services, Inc.
27,445
0.0
7,907
CNB Financial Corp.
228,987
0.1
8,602  CNO Financial Group,
Inc.
353,198
0.1
32,798  Commerce
Bancshares, Inc.
1,613,662
0.6
1,792  Community Trust
Bancorp, Inc.
108,810
0.0
6,814  ConnectOne Bancorp,
Inc.
182,411
0.1
13,483  Cullen/Frost Bankers,
Inc.
1,848,250
0.7
4,183
(1)
Customers Bancorp,
Inc.
290,342
0.1
3,162
CVB Financial Corp.
61,311
0.0
1,213  Dime Community
Bancshares, Inc.
41,024
0.0
3,344
(1)
Donnelley Financial
Solutions, Inc.
157,636
0.1
27,496  Eastern Bankshares,
Inc.
537,822
0.2
13,778
(2)
Ellington Financial, Inc.
163,269
0.1
4,108
Enact Holdings, Inc.
167,647
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
5,495
(1)
Encore Capital Group,
Inc.
$ 385,309
0.1
4,429
(1)
Enova International,
Inc.
601,591
0.2
4,883  Enterprise Financial
Services Corp.
264,219
0.1
2,105  Equity Bancshares,
Inc. - Class A
93,483
0.0
4,654
Essent Group Ltd.
271,980
0.1
6,804  Evercore, Inc. - Class
A
2,031,062
0.7
8,656  Farmers National Banc
Corp.
113,913
0.0
731
FB Financial Corp.
37,968
0.0
9,728  Fidelis Insurance
Holdings Ltd.
185,902
0.1
22,467
(1)(2)
Figure Technology
Solutions, Inc. - Class
A
762,755
0.3
6,518  Financial Institutions,
Inc.
206,686
0.1
15,455  First BanCorp/Puerto
Rico
330,119
0.1
1,081  First Bancorp/Southern
Pines NC
60,914
0.0
968
First Busey Corp.
24,461
0.0
51,090
First Financial Bancorp
1,424,389
0.5
4,314
First Financial Corp.
272,645
0.1
38,844
First Hawaiian, Inc.
957,116
0.4
73,296
First Horizon Corp.
1,668,217
0.6
41,832
(2)
First Interstate
BancSystem, Inc.
- Class A
1,397,189
0.5
5,446
First Merchants Corp.
210,924
0.1
3,497  First Mid Bancshares,
Inc.
144,041
0.1
2,055  FirstCash Holdings,
Inc.
386,340
0.1
3,988
Five Star Bancorp
150,427
0.1
3,711
Glacier Bancorp, Inc.
165,770
0.1
4,548  Hamilton Insurance
Group Ltd. - Class B
135,667
0.1
730  Hancock Whitney
Corp.
46,421
0.0
7,199
Hanmi Financial Corp.
189,766
0.1
6,581  Hannon Armstrong
Sustainable
Infrastructure Capital,
Inc.
241,852
0.1
424
HBT Financial, Inc.
11,329
0.0
19,965  Heritage Commerce
Corp.
249,163
0.1
1,075
(1)
Heritage Insurance
Holdings, Inc.
28,219
0.0
7,236
Hilltop Holdings, Inc.
259,193
0.1
2,184  Home BancShares,
Inc.
58,815
0.0
588  HomeTrust
Bancshares, Inc.
25,078
0.0
16,407
Horizon Bancorp, Inc.
271,864
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
4,225  Jackson Financial, Inc.
- Class A
$ 446,667
0.2
5,161  Kinsale Capital Group,
Inc.
1,763,307
0.6
34,521
Ladder Capital Corp.
337,270
0.1
4,505
(1)
LendingClub Corp.
64,512
0.0
461
(1)
LendingTree, Inc.
19,768
0.0
7,158
Marex Group PLC
319,104
0.1
10,558  MarketAxess Holdings,
Inc.
1,741,859
0.6
4,116
Mercantile Bank Corp.
207,858
0.1
1,858
Mercury General Corp.
163,783
0.1
2,961  Metropolitan Bank
Holding Corp.
246,622
0.1
36,352
(1)
Miami International
Holdings, Inc.
1,414,820
0.5
769  Mid Penn Bancorp,
Inc.
24,731
0.0
24,536
(2)
Moelis & Co. - Class A
1,398,552
0.5
10,258
Morningstar, Inc.
1,734,115
0.6
1,519  National Bank Holdings
Corp. - Class A
59,484
0.0
41,702
(1)(2)
Neptune Insurance
Holdings, Inc. - Class A
1,008,771
0.4
2,049
(1)
NerdWallet, Inc.
- Class A
21,269
0.0
10,378
(2)
New York Mortgage
Trust, Inc.
76,382
0.0
1,676  Nicolet Bankshares,
Inc.
249,087
0.1
11,507
(1)
NMI Holdings, Inc.
- Class A
431,628
0.2
3,436
Northrim BanCorp, Inc.
78,616
0.0
14,200  OceanFirst Financial
Corp.
256,168
0.1
23,976
Old National Bancorp
529,870
0.2
11,075  Old Second Bancorp,
Inc.
223,272
0.1
7,172
Origin Bancorp, Inc.
297,351
0.1
11,891
(1)
Oscar Health, Inc.
- Class A
136,390
0.1
55,599
(2)
P10, Inc. - Class A
403,649
0.2
1,150
(1)
Palomar Holdings, Inc.
137,425
0.1
5,231  Pathward Financial,
Inc.
466,762
0.2
6,627  Peapack-Gladstone
Financial Corp.
233,337
0.1
1,296  PennyMac Financial
Services, Inc.
113,270
0.0
6,336
Piper Sandler Cos.
485,021
0.2
3,246
PROG Holdings, Inc.
93,128
0.0
4,995  Provident Financial
Services, Inc.
105,694
0.0
2,698
QCR Holdings, Inc.
230,544
0.1
7,498
Radian Group, Inc.
248,034
0.1
14,415
RLI Corp.
822,232
0.3
1,653  Safety Insurance
Group, Inc.
120,074
0.1
1,884  Seacoast Banking
Corp. of Florida
57,066
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
16,653  ServisFirst
Bancshares, Inc.
$ 1,212,838
0.4
1,375
(1)
Sezzle, Inc.
87,024
0.0
12,273  Simmons First National
Corp. - Class A
238,710
0.1
4,714
(1)
SiriusPoint Ltd.
101,540
0.0
740
(1)
Skyward Specialty
Insurance Group, Inc.
32,323
0.0
631
SmartFinancial, Inc.
24,659
0.0
10,447  South Plains Financial,
Inc.
437,729
0.2
765  Southern Missouri
Bancorp, Inc.
48,914
0.0
2,081  Southside Bancshares,
Inc.
64,698
0.0
1,969
Southstate Bank Corp.
182,172
0.1
39,144  StepStone Group, Inc.
- Class A
1,867,952
0.7
1,142  Stewart Information
Services Corp.
70,324
0.0
15,843
(1)
StoneCo Ltd. - Class A
223,703
0.1
5,783
(1)
StoneX Group, Inc.
466,399
0.2
1,177  Towne Bank/
Portsmouth VA
39,630
0.0
7,391  TPG RE Finance Trust,
Inc.
57,724
0.0
2,055
TriCo Bancshares
97,695
0.0
3,043
UMB Financial Corp.
343,220
0.1
4,979  United Community
Banks, Inc.
156,789
0.1
1,322
Unity Bancorp, Inc.
68,519
0.0
928  Universal Insurance
Holdings, Inc.
31,700
0.0
2,640
Univest Financial Corp.
90,446
0.0
3,410
(1)(2)
Upstart Holdings, Inc.
87,466
0.0
9,798  Valley National
Bancorp
120,319
0.1
1,832
(2)
Victory Capital
Holdings, Inc. - Class A
119,959
0.1
826  Virtus Investment
Partners, Inc.
110,973
0.0
94,294
(1)(2)
Wealthfront Corp.
872,219
0.3
2,598
WesBanco, Inc.
89,605
0.0
14,757  Wintrust Financial
Corp.
2,050,338
0.8
5,143
(2)
WisdomTree, Inc.
74,882
0.0
23,784
WSFS Financial Corp.
1,556,901
0.6
52,981,690
19.2
Health Care : 11.9%
17,166
(1)
10X Genomics, Inc.
- Class A
364,434
0.1
8,223
(1)
4D Molecular
Therapeutics, Inc.
76,556
0.0
8,540
(1)
ACADIA
Pharmaceuticals, Inc.
190,100
0.1
5,261
(1)
Accendra Health, Inc.
20,202
0.0
8,216
(1)
Adaptive
Biotechnologies Corp.
114,038
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
499
(1)
Addus HomeCare
Corp.
$ 46,731
0.0
2,656
(1)
Alkermes PLC
93,916
0.0
5,707
(1)
Alumis, Inc.
125,725
0.1
19,218
(1)
Amneal
Pharmaceuticals, Inc.
238,880
0.1
1,481
(1)
ANI Pharmaceuticals,
Inc.
113,889
0.0
1,514
(1)(2)
Apogee Therapeutics,
Inc.
127,433
0.1
2,715
(1)(2)
ArriVent Biopharma,
Inc.
62,635
0.0
6,341
(1)
Arrowhead
Pharmaceuticals, Inc.
397,581
0.1
19,552
(1)(2)
ARS Pharmaceuticals,
Inc.
157,003
0.1
37,653
(1)
Atea Pharmaceuticals,
Inc.
202,573
0.1
7,019
(1)
AtriCure, Inc.
200,252
0.1
8,930
(1)
Axogen, Inc.
295,851
0.1
1,010
(1)
Axsome Therapeutics,
Inc.
170,710
0.1
4,415
(1)
Beam Therapeutics,
Inc.
105,209
0.0
4,209
(1)(2)
Beta Bionics, Inc.
42,174
0.0
4,410
(1)
Bicara Therapeutics,
Inc.
87,715
0.0
4,743
(1)
BioAge Labs, Inc.
82,955
0.0
19,337
(1)
BioCryst
Pharmaceuticals, Inc.
184,088
0.1
22,010
(1)
Biohaven Ltd.
186,205
0.1
8,657
(1)
Bridgebio Pharma, Inc.
642,869
0.2
4,291
(1)
BrightSpring Health
Services, Inc.
182,840
0.1
35,300
(1)
Butterfly Network, Inc.
142,612
0.1
7,508
(1)(2)
Capricor Therapeutics,
Inc.
228,243
0.1
3,186
(1)
Castle Biosciences,
Inc.
78,216
0.0
10,225
(1)
Catalyst
Pharmaceuticals, Inc.
253,171
0.1
1,521
(1)
Celcuity, Inc.
173,607
0.1
2,462
(1)
Celldex Therapeutics,
Inc.
78,095
0.0
13,573
(1)
Ceribell, Inc.
248,793
0.1
3,679
(1)
CG oncology, Inc.
248,995
0.1
3,257
Chemed Corp.
1,230,299
0.5
7,187
(1)
Cogent Biosciences,
Inc.
276,628
0.1
11,298
(1)
Compass
Therapeutics, Inc.
59,766
0.0
67,734  Concentra Group
Holdings Parent, Inc.
1,452,894
0.5
2,262
(1)
Corcept Therapeutics,
Inc.
91,181
0.0
6,167
(1)
Corvus
Pharmaceuticals, Inc.
90,223
0.0
2,666
(1)(2)
Crinetics
Pharmaceuticals, Inc.
96,829
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
4,256
(1)(2)
CRISPR Therapeutics
AG
$ 202,458
0.1
9,296
(1)
CryoPort, Inc.
76,971
0.0
8,012
(1)
Cullinan Oncology, Inc.
113,851
0.0
5,046
(1)
Cytokinetics, Inc.
332,582
0.1
4,977
(1)
Definium Therapeutics,
Inc.
94,065
0.0
7,884
(1)
Denali Therapeutics,
Inc.
151,373
0.1
27,303
(1)
Doximity, Inc. - Class A
636,160
0.2
4,022
(1)
Edgewise
Therapeutics, Inc.
126,693
0.1
43,109
(1)
Editas Medicine, Inc.
106,479
0.0
4,453
Embecta Corp.
39,365
0.0
16,040  Encompass Health
Corp.
1,551,549
0.6
2,752
Ensign Group, Inc.
554,528
0.2
73,290
(1)
Envista Holdings Corp.
1,859,367
0.7
13,265
(1)
Erasca, Inc.
214,628
0.1
581
(1)
GeneDx Holdings
Corp.
37,312
0.0
58,335
(1)(2)
Generate
Biomedicines, Inc.
729,188
0.3
3,234
(1)
Glaukos Corp.
348,172
0.1
1,474
(1)
GRAIL, Inc.
76,176
0.0
5,649
(1)
Guardant Health, Inc.
521,798
0.2
3,897
(1)
Haemonetics Corp.
219,635
0.1
2,999
(1)
Halozyme
Therapeutics, Inc.
193,825
0.1
25,911
(1)
Health Catalyst, Inc.
32,907
0.0
20,429
(1)
HealthEquity, Inc.
1,707,252
0.6
7,572
HealthStream, Inc.
156,816
0.1
1,581
(1)(2)
HeartFlow, Inc.
38,466
0.0
8,845
(1)(2)
Hims & Hers Health,
Inc.
183,622
0.1
7,439
(1)
Hinge Health, Inc.
- Class A
286,848
0.1
10,578
(1)
ICU Medical, Inc.
1,366,149
0.5
3,654
(1)
Ideaya Biosciences,
Inc.
121,751
0.0
16,720
(1)(2)
ImmunityBio, Inc.
128,242
0.1
6,527
(1)
Immunome, Inc.
142,746
0.1
5,446
(1)
Indivior
Pharmaceuticals, Inc.
165,994
0.1
14,631
(1)
Inogen, Inc.
90,420
0.0
8,456
(1)
Integra LifeSciences
Holdings Corp.
79,656
0.0
4,385
(1)
Intellia Therapeutics,
Inc.
56,216
0.0
27,158
(1)(2)
Iovance
Biotherapeutics, Inc.
95,325
0.0
1,960
(1)
iRhythm Technologies,
Inc.
231,319
0.1
6,593
(1)(2)
Janux Therapeutics,
Inc.
91,643
0.0
2,983
(1)
Kodiak Sciences, Inc.
113,712
0.0
807
(1)
Krystal Biotech, Inc.
208,464
0.1
4,139
(1)(2)
Kymera Therapeutics,
Inc.
344,737
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
2,673
(1)
Lantheus Holdings,
Inc.
$ 202,747
0.1
3,726
(1)
Lexeo Therapeutics,
Inc.
21,387
0.0
856
(1)
Ligand
Pharmaceuticals, Inc.
170,900
0.1
4,802
(1)
Liquidia Corp.
181,228
0.1
1,392
(1)
LivaNova PLC
88,476
0.0
970
(1)
Madrigal
Pharmaceuticals, Inc.
507,766
0.2
3,624
(1)
MBX Biosciences, Inc.
108,176
0.0
1,560
(1)
Medpace Holdings,
Inc.
749,096
0.3
2,667
(1)
Mirum
Pharmaceuticals, Inc.
246,378
0.1
1,911
(1)
Molina Healthcare, Inc.
254,736
0.1
799  National HealthCare
Corp.
127,600
0.1
4,420
(1)
NeoGenomics, Inc.
32,796
0.0
2,396
(1)(2)
Neurogene, Inc.
48,303
0.0
8,850
(1)
Novocure Ltd.
96,465
0.0
2,438
(1)
Nuvalent, Inc. - Class A
249,773
0.1
20,052
(1)
Ocular Therapeutix,
Inc.
169,840
0.1
18,386
(1)
Oncology Institute, Inc.
56,445
0.0
8,975
(1)
Option Care Health,
Inc.
241,607
0.1
5,971
(1)
ORIC
Pharmaceuticals, Inc.
75,653
0.0
4,012
(1)(2)
Phathom
Pharmaceuticals, Inc.
44,573
0.0
4,623  Phibro Animal Health
Corp. - Class A
255,698
0.1
1,486
(1)
Praxis Precision
Medicines, Inc.
478,774
0.2
23,832
(1)
Prime Medicine, Inc.
82,935
0.0
13,023
(1)
Progyny, Inc.
221,131
0.1
2,679
(1)
PTC Therapeutics, Inc.
182,520
0.1
20,981
(1)
Pulmonx Corp.
27,066
0.0
11,195
(1)
Puma Biotechnology,
Inc.
71,536
0.0
43,648
(1)(2)
Recursion
Pharmaceuticals, Inc.
- Class A
133,999
0.1
17,257
(1)
REGENXBIO, Inc.
144,614
0.1
14,493
(1)
Relay Therapeutics,
Inc.
144,205
0.1
22,467
(1)
Replimune Group, Inc.
171,873
0.1
3,007
(1)
Rhythm
Pharmaceuticals, Inc.
261,519
0.1
10,977
(1)
Rocket
Pharmaceuticals, Inc.
39,298
0.0
3,321
(1)
Scholar Rock Holding
Corp.
163,260
0.1
4,542
(1)
SI-BONE, Inc.
57,365
0.0
1,768
(1)
Sight Sciences, Inc.
6,665
0.0
13,560
(1)
Solid Biosciences, Inc.
97,632
0.0
4,770
(1)
Spyre Therapeutics,
Inc.
240,599
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
4,518
(1)
Stoke Therapeutics,
Inc.
$ 147,106
0.1
2,484
(1)
Supernus
Pharmaceuticals, Inc.
128,398
0.1
1,706
(1)
Surgery Partners, Inc.
20,336
0.0
3,911
(1)
Syndax
Pharmaceuticals, Inc.
91,361
0.0
6,833
(1)
Tandem Diabetes
Care, Inc.
130,989
0.1
2,160
(1)(2)
Tectonic Therapeutic,
Inc.
66,766
0.0
6,187
(1)
Terns Pharmaceuticals,
Inc.
326,179
0.1
2,086
(1)
TransMedics Group,
Inc.
207,369
0.1
8,596
(1)
Travere Therapeutics,
Inc.
255,387
0.1
759
(1)
Twist Bioscience Corp.
36,068
0.0
2,876
(1)
Tyra Biosciences, Inc.
110,151
0.0
2,838  US Physical Therapy,
Inc.
212,737
0.1
5,993
(1)
Vaxcyte, Inc.
348,253
0.1
11,617
(1)
Veracyte, Inc.
374,184
0.1
3,442
(1)
Vericel Corp.
110,729
0.0
10,348
(1)
Vir Biotechnology, Inc.
92,718
0.0
5,494
(1)
Viridian Therapeutics,
Inc.
107,463
0.0
6,401
(1)
WaVe Life Sciences
Ltd.
46,407
0.0
8,095
(1)
Xencor, Inc.
97,626
0.0
19,765
(1)
Zevra Therapeutics,
Inc.
184,210
0.1
4,310
(1)
Zymeworks, Inc.
107,922
0.0
32,747,569
11.9
Industrials : 20.0%
12,852
AAON, Inc.
1,063,503
0.4
11,685
ABM Industries, Inc.
450,106
0.2
48,692
(1)
ACV Auctions, Inc.
- Class A
206,454
0.1
1,309
(1)
AeroVironment, Inc.
239,612
0.1
48,452
(1)
Alliance Laundry
Holdings, Inc.
1,004,894
0.4
601
Allient, Inc.
35,513
0.0
28,700
(1)(2)
Andersen Group, Inc.
- Class A
780,640
0.3
19,888
(1)
API Group Corp.
805,862
0.3
1,301  Apogee Enterprises,
Inc.
43,636
0.0
9,161  Applied Industrial
Technologies, Inc.
2,430,597
0.9
4,008
Arcosa, Inc.
425,409
0.2
3,496
Atkore, Inc.
205,949
0.1
9,378  Atmus Filtration
Technologies, Inc.
532,389
0.2
11,966
(1)(2)
Beta Technologies, Inc.
- Class A
175,900
0.1
923
(1)
BlackSky Technology,
Inc.
23,223
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
6,959
(1)
Bloom Energy Corp.
- Class A
$ 942,875
0.3
3,103
(1)
Blue Bird Corp.
176,219
0.1
1,259
(1)
BlueLinx Holdings, Inc.
68,213
0.0
2,537
Boise Cascade Co.
192,431
0.1
2,091
Brink's Co.
216,690
0.1
22,019
(1)
Casella Waste
Systems, Inc. - Class A
1,746,987
0.6
870
(1)
Cimpress PLC
63,510
0.0
36,383
(1)
Core & Main, Inc.
- Class A
1,797,320
0.7
16,457
Costamare, Inc.
278,123
0.1
666
(1)
DXP Enterprises, Inc.
93,060
0.0
2,841
(1)
Dycom Industries, Inc.
962,588
0.4
5,251
EnerSys
912,204
0.3
2,858
(1)
ExlService Holdings,
Inc.
87,026
0.0
8,014
(1)(2)
Firefly Aerospace, Inc.
228,159
0.1
89,443
(1)(2)
First Advantage Corp.
1,051,850
0.4
4,705
(1)
Fluence Energy, Inc.
64,741
0.0
8,971
(1)
Fluor Corp.
418,497
0.2
39,116
(1)(2)
Forgent Power
Solutions, Inc.
1,144,925
0.4
1,122
GATX Corp.
191,570
0.1
1,344
(2)
Granite Construction,
Inc.
161,119
0.1
280
Greenbrier Cos., Inc.
14,742
0.0
7,138
Griffon Corp.
518,790
0.2
173,729
(1)
Hayward Holdings, Inc.
2,324,494
0.8
1,257
Herc Holdings, Inc.
125,134
0.1
161,330
(1)
Hillman Solutions
Corp.
1,342,266
0.5
1,010
(1)
Hudson Technologies,
Inc.
5,939
0.0
6,231
(1)
IBEX Holdings Ltd.
167,115
0.1
622
(1)
IES Holdings, Inc.
296,364
0.1
4,350
(1)(2)
Innodata, Inc.
167,997
0.1
187,767
(1)
Janus International
Group, Inc.
967,000
0.4
15,486
(1)
JetBlue Airways Corp.
68,448
0.0
13,922
(1)
Karman Holdings, Inc.
1,114,456
0.4
3,565
KBR, Inc.
131,406
0.1
7,508  Kelly Services, Inc.
- Class A
66,446
0.0
5,176
Kennametal, Inc.
187,009
0.1
3,602
(1)
Kratos Defense &
Security Solutions, Inc.
253,977
0.1
6,306
Landstar System, Inc.
1,010,915
0.4
13,898
(1)
Legence Corp. - Class
A
784,681
0.3
3,766  Lincoln Electric
Holdings, Inc.
938,035
0.3
33,273
(1)(2)
Loar Holdings, Inc.
1,906,210
0.7
9,017
(1)(2)
Masterbrand, Inc.
74,931
0.0
7,229
(1)
Matrix Service Co.
82,989
0.0
4,064
Maximus, Inc.
260,502
0.1
769
McGrath RentCorp
84,805
0.0
3,839
(1)
Mercury Systems, Inc.
279,902
0.1
11,287
(1)
Middleby Corp.
1,496,430
0.5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
8,556
MillerKnoll, Inc.
$ 123,720
0.0
4,469
Moog, Inc. - Class A
1,307,808
0.5
12,953
MSA Safety, Inc.
2,123,644
0.8
1,120
Mueller Industries, Inc.
124,096
0.1
3,558
(1)
MYR Group, Inc.
1,004,495
0.4
3,178
(1)
Nextracker, Inc. - Class
A
383,108
0.1
932
(1)
Northwest Pipe Co.
72,566
0.0
2,363
(1)(2)
NuScale Power Corp.
25,615
0.0
8,933
(1)
Orion Group Holdings,
Inc.
97,370
0.0
6,320
Park Aerospace Corp.
173,042
0.1
10,454
(1)
Paylocity Holding
Corp.
1,129,450
0.4
17,926
(1)
Planet Labs PBC
501,032
0.2
6,315  Primoris Services
Corp.
903,298
0.3
9,704
(1)
Radiant Logistics, Inc.
68,413
0.0
3,765
(1)
RBC Bearings, Inc.
2,044,847
0.7
8,760
(1)(2)
Red Cat Holdings, Inc.
114,668
0.0
9,911
(1)
Resideo Technologies,
Inc.
334,100
0.1
7,226  Rush Enterprises, Inc.
- Class A
477,711
0.2
8,421
Safe Bulkers, Inc.
53,305
0.0
3,453
(1)
Saia, Inc.
1,212,970
0.4
6,442  Simpson
Manufacturing Co., Inc.
1,105,576
0.4
1,713
(1)
SkyWest, Inc.
157,305
0.1
7,507
(1)(2)
Spire Global, Inc.
94,438
0.0
3,665
(1)
Standardaero, Inc.
94,667
0.0
2,013
(1)
Sterling Infrastructure,
Inc.
819,835
0.3
3,608
(1)
Sun Country Airlines
Holdings, Inc.
59,604
0.0
6,104
(1)
Sunrun, Inc.
82,770
0.0
5,651
Terex Corp.
333,974
0.1
8,641
Tetra Tech, Inc.
260,267
0.1
5,603
(1)
Thermon Group
Holdings, Inc.
282,391
0.1
11,488
(1)
Titan International, Inc.
79,382
0.0
1,041
TriNet Group, Inc.
37,924
0.0
4,804
Tutor Perini Corp.
370,821
0.1
745
UFP Industries, Inc.
68,629
0.0
77,868
(1)
Verra Mobility Corp.
1,112,734
0.4
2,280  Watts Water
Technologies, Inc.
- Class A
661,861
0.2
1,273  WESCO International,
Inc.
348,318
0.1
101,135  WillScot Mobile Mini
Holdings Corp.
1,755,704
0.6
1,130
Woodward, Inc.
404,450
0.2
2,645  Worthington Industries,
Inc.
137,910
0.1
16,441
(1)(2)
Xometry, Inc. - Class A
671,450
0.2
55,108,045
20.0
Information Technology : 12.7%
9,540
A10 Networks, Inc.
220,565
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
2,093
(1)
ACM Research, Inc.
- Class A
$ 82,360
0.0
5,667
Adeia, Inc.
136,178
0.0
2,594
(1)
ADTRAN Holdings,
Inc.
32,632
0.0
2,066  Advanced Energy
Industries, Inc.
666,719
0.2
2,157
(1)(2)
Aehr Test Systems
79,982
0.0
44,790
(1)
Allegro MicroSystems,
Inc.
1,412,229
0.5
1,458
(1)
Alpha & Omega
Semiconductor Ltd.
32,309
0.0
1,368
(1)
Ambarella, Inc.
70,418
0.0
12,399
(1)
Amplitude, Inc. - Class
A
84,561
0.0
6,461
(1)
Appian Corp. - Class A
155,775
0.1
9,949
(1)
Applied Digital Corp.
236,189
0.1
2,692
(1)
Applied
Optoelectronics, Inc.
227,716
0.1
3,144
(1)
Arlo Technologies, Inc.
44,739
0.0
4,149
(1)
Arteris, Inc.
68,210
0.0
18,047
(1)(2)
Asana, Inc. - Class A
115,501
0.0
4,975
(1)
ASGN, Inc.
192,582
0.1
465
(1)
Axcelis Technologies,
Inc.
43,282
0.0
12,903
Badger Meter, Inc.
1,965,772
0.7
6,767  Bel Fuse, Inc. - Class
B
1,339,731
0.5
13,883
(1)(2)
BigBear.ai Holdings,
Inc.
48,868
0.0
6,406
(1)
Bit Digital, Inc.
8,392
0.0
3,899
(1)(2)
Bitdeer Technologies
Group - Class A
33,726
0.0
5,222
(1)(2)
Blackline, Inc.
193,214
0.1
9,658
(1)
Box, Inc. - Class A
228,315
0.1
10,967
(1)
Braze, Inc. - Class A
258,931
0.1
129,831
(1)
CCC Intelligent
Solutions Holdings,
Inc.
778,986
0.3
5,113
(1)
Cerence, Inc.
32,263
0.0
17,730
(1)
Cipher Mining, Inc.
228,185
0.1
18,477
(1)(2)
Cleanspark, Inc.
157,239
0.1
7,149
(1)(2)
Clearfield, Inc.
189,234
0.1
12,300
(1)
Clearwater Analytics
Holdings, Inc. - Class A
290,895
0.1
7,583
(1)
CommScope Holding
Co., Inc.
138,011
0.1
8,275
(1)
Consensus Cloud
Solutions, Inc.
196,448
0.1
12,567
(1)
Core Scientific, Inc.
188,002
0.1
7,630
(1)
Credo Technology
Group Holding Ltd.
716,228
0.3
1,556
(1)
Daktronics, Inc.
30,420
0.0
2,427
(1)
Diebold Nixdorf, Inc.
183,093
0.1
20,863
(1)
Digi International, Inc.
1,005,597
0.4
36,915
(1)
Digital Turbine, Inc.
106,315
0.0
10,778
(1)
DigitalOcean Holdings,
Inc.
924,537
0.3
4,748
(1)
Diodes, Inc.
324,098
0.1
21,677
(1)(2)
D-Wave Quantum, Inc.
312,799
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
4,776
(1)
Extreme Networks, Inc.
$ 72,022
0.0
5,481
(1)
Fabrinet
2,858,451
1.0
6,276
(1)
Fastly, Inc. - Class A
182,381
0.1
5,419
(1)
FormFactor, Inc.
525,589
0.2
21,731
(1)
Freshworks, Inc.
- Class A
174,500
0.1
4,354
(1)
Hut 8 Corp.
204,246
0.1
2,241
(1)
Impinj, Inc.
230,151
0.1
381
(1)
Insight Enterprises,
Inc.
25,531
0.0
5,136
(1)
Intapp, Inc.
131,944
0.0
1,038
InterDigital, Inc.
313,476
0.1
17,461
(1)(2)
IonQ, Inc.
503,401
0.2
9,964
(1)
Knowles Corp.
255,875
0.1
14,852
(1)(2)
Kopin Corp.
33,417
0.0
5,598
(1)
LiveRamp Holdings,
Inc.
148,459
0.1
8,615
(1)
MACOM Technology
Solutions Holdings,
Inc.
1,913,133
0.7
6,650
(1)
Manhattan Associates,
Inc.
885,248
0.3
17,380
(1)(2)
Marathon Digital
Holdings, Inc.
141,821
0.1
2,284
(1)
MaxLinear, Inc.
39,719
0.0
9,617
(1)
Mirion Technologies,
Inc.
178,780
0.1
15,843
(1)
N-able, Inc.
73,987
0.0
4,361
(1)(2)
Navitas Semiconductor
Corp.
38,246
0.0
44,852
(1)
nCino, Inc.
671,883
0.2
3,852
(1)
NETGEAR, Inc.
84,128
0.0
5,466
(1)
nLight, Inc.
311,671
0.1
16,002
(1)
Novanta, Inc.
1,889,996
0.7
17,177
(1)
Ooma, Inc.
249,925
0.1
1,315
(1)
OSI Systems, Inc.
349,146
0.1
2,562
(1)(2)
Pagaya Technologies
Ltd. - Class A
29,847
0.0
2,411
(1)
Plexus Corp.
488,324
0.2
18,288
(1)
Porch Group, Inc.
131,125
0.0
29,184  Power Integrations,
Inc.
1,494,221
0.5
4,465
(1)
Q2 Holdings, Inc.
211,194
0.1
12,132
(1)
Qualys, Inc.
1,065,796
0.4
4,096
(1)
Rambus, Inc.
352,379
0.1
54,841
(1)(2)
Rezolve AI PLC
140,393
0.1
17,881
(1)
Rigetti Computing, Inc.
251,049
0.1
19,178
(1)
Riot Platforms, Inc.
237,040
0.1
2,745
(1)
Sanmina Corp.
355,862
0.1
2,679
(1)
ScanSource, Inc.
97,248
0.0
1,983
(1)
Semtech Corp.
152,473
0.1
772
(1)
SiTime Corp.
266,610
0.1
25,152
(1)(2)
SoundHound AI, Inc.
- Class A
172,794
0.1
17,306
(1)(2)
Terawulf, Inc.
249,726
0.1
5,097
(1)
TTM Technologies, Inc.
496,550
0.2
8,546
(1)
Turtle Beach Corp.
86,656
0.0
1,976
(1)
Tyler Technologies,
Inc.
676,543
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
5,168
(1)
Ultra Clean Holdings,
Inc.
$ 321,346
0.1
3,103
(1)
Unisys Corp.
6,423
0.0
4,123
(1)
Varonis Systems, Inc.
88,521
0.0
7,823
(1)
Viant Technology, Inc.
- Class A
87,618
0.0
3,870
(1)
Viasat, Inc.
177,246
0.1
9,491
(1)
Viavi Solutions, Inc.
315,860
0.1
12,735  Vishay Intertechnology,
Inc.
229,230
0.1
644
(1)(2)
Whitefiber, Inc.
7,670
0.0
3,436
(1)
Workiva, Inc.
204,889
0.1
25,669
(1)
Xperi, Inc.
143,746
0.1
14,122
(1)
Zeta Global Holdings
Corp. - Class A
224,822
0.1
35,031,573
12.7
Materials : 6.0%
6,790
AptarGroup, Inc.
855,676
0.3
7,769
Avient Corp.
282,015
0.1
12,090
Balchem Corp.
2,049,013
0.7
5,760
(1)
Century Aluminum Co.
338,054
0.1
5,921
Chemours Co.
130,440
0.1
33,398
(1)
Coeur Mining, Inc.
626,881
0.2
11,200  Commercial Metals
Co.
688,016
0.3
28,607
(1)
Constellium SE
703,160
0.3
6,852
Eagle Materials, Inc.
1,298,111
0.5
14,440
(1)
Ecovyst, Inc.
185,698
0.1
69,697
Element Solutions, Inc.
2,379,456
0.9
2,025
Greif, Inc. - Class A
135,817
0.1
4,441
HB Fuller Co.
273,921
0.1
26,868
Hecla Mining Co.
500,551
0.2
3,802
Innospec, Inc.
277,622
0.1
3,911
(1)
Ivanhoe Electric, Inc.
/ US
46,228
0.0
1,318
Koppers Holdings, Inc.
50,980
0.0
2,784
Materion Corp.
402,706
0.1
10,016
Mativ Holdings, Inc.
87,139
0.0
5,875
(1)
O-I Glass, Inc.
61,746
0.0
9,701
Orion SA
63,057
0.0
66,933
(1)
Perimeter Solutions,
Inc.
1,634,504
0.6
1,828
(1)
Perpetua Resources
Corp.
51,403
0.0
7,643  Quaker Chemical
Corp.
949,490
0.3
1,523
Ryerson Holding Corp.
34,237
0.0
1,614  Sensient Technologies
Corp.
139,514
0.1
18,607  Solstice Advanced
Materials, Inc.
1,417,109
0.5
13,851
(1)
SSR Mining, Inc.
407,219
0.2
3,738
(1)(2)
USA Rare Earth, Inc.
56,575
0.0
3,955
Warrior Met Coal, Inc.
368,408
0.1
16,494,746
6.0
Real Estate : 5.0%
2,066  American Assets Trust,
Inc.
38,035
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
4,979
(2)
American Healthcare
REIT, Inc.
$ 234,810
0.1
28,459  Broadstone Net Lease,
Inc.
519,946
0.2
11,056
CareTrust REIT, Inc.
405,202
0.1
692
Centerspace
39,755
0.0
18,530  Chatham Lodging
Trust
145,831
0.1
18,704  Colliers International
Group, Inc.
1,999,271
0.7
1,535  Community Healthcare
Trust, Inc.
24,391
0.0
28,903
(1)
Compass, Inc. - Class
A
211,281
0.1
15,114  COPT Defense
Properties
462,488
0.2
8,938  Curbline Properties
Corp.
230,511
0.1
142,187
(1)
Cushman & Wakefield
Ltd.
1,743,213
0.6
10,522  DiamondRock
Hospitality Co.
98,591
0.0
54,718  Diversified Healthcare
Trust
363,328
0.1
5,480  EastGroup Properties,
Inc.
1,014,293
0.4
18,967  Essential Properties
Realty Trust, Inc.
575,838
0.2
7,019  Four Corners Property
Trust, Inc.
165,999
0.1
4,301
Getty Realty Corp.
136,772
0.0
9,080  Independence Realty
Trust, Inc.
135,201
0.0
7,809  InvenTrust Properties
Corp.
237,862
0.1
7,181  Kite Realty Group
Trust
176,294
0.1
2,466
L.P. Industrial Trust
114,077
0.0
10,652
Macerich Co.
201,323
0.1
442  National Health
Investors, Inc.
35,740
0.0
10,978
(2)
NetSTREIT Corp.
206,716
0.1
10,356  Newmark Group, Inc.
- Class A
155,236
0.1
10,619  Phillips Edison & Co.,
Inc.
397,363
0.1
21,210
(1)
Piedmont Office Realty
Trust, Inc. - Class A
139,350
0.1
7,654
(2)
Postal Realty Trust,
Inc. - Class A
142,058
0.1
6,012
Rayonier, Inc.
123,967
0.0
763
(1)(2)
Real Brokerage, Inc.
1,908
0.0
23,660  Ryman Hospitality
Properties, Inc.
2,183,108
0.8
20,049  Sabra Health Care
REIT, Inc.
385,542
0.1
6,912  Tanger Factory Outlet
Centers, Inc.
234,870
0.1
4,395
Terreno Realty Corp.
269,941
0.1
1,851
UMH Properties, Inc.
26,710
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
2,238
Veris Residential, Inc.
$ 42,231
0.0
12,458  Xenia Hotels &
Resorts, Inc.
184,752
0.1
13,803,804
5.0
Utilities : 2.0%
1,011  American States Water
Co.
76,452
0.0
792
Avista Corp.
31,791
0.0
5,819
Black Hills Corp.
403,897
0.1
1,995  Chesapeake Utilities
Corp.
252,108
0.1
1,672  Clearway Energy, Inc.
- Class A
65,492
0.0
4,345  Clearway Energy, Inc.
- Class C
170,715
0.1
10,688  Consolidated Water
Co. Ltd.
353,987
0.1
2,425  Genie Energy Ltd.
- Class B
34,289
0.0
2,981
(2)
IDACORP, Inc.
426,194
0.2
7,583  New Jersey Resources
Corp.
416,458
0.2
1,845
(1)
Oklo, Inc.
91,494
0.0
4,926
ONE Gas, Inc.
424,276
0.2
4,236
Otter Tail Corp.
371,794
0.1
29,870  Portland General
Electric Co.
1,576,240
0.6
5,326  Southwest Gas
Holdings, Inc.
462,829
0.2
7,120
Unitil Corp.
371,949
0.1
5,529,965
2.0
Total Common Stock
(Cost $260,433,900)
267,465,611
96.9
RIGHTS : —%
Health Care : —%
28,260
(3)(4)
Aduro Biotech - CVR
—
—
Total Rights
(Cost $—)
—
—
Total Long-Term
Investments
(Cost $260,433,900)
267,465,611
96.9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 9.0%
Repurchase Agreements : 5.5%
1,587,514
(5)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
03/31/2026, 3.690%,
due 04/01/2026
(Repurchase
Amount $1,587,674,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
6.869%, Market Value
plus accrued interest
$1,619,264, due
11/30/27-10/20/75)
$ 1,587,514
0.6
3,750,243
(5)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2026, 3.670%,
due 04/01/2026
(Repurchase
Amount $3,750,620,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$3,825,248, due
05/12/27-02/20/66)
3,750,243
1.4
1,440,038
(5)
Jefferies LLC,
Repurchase
Agreement dated
03/31/2026, 3.680%,
due 04/01/2026
(Repurchase
Amount $1,440,183,
collateralized
by various U.S.
Government
Securities, 0.000%-
3.875%, Market Value
plus accrued interest
$1,468,839, due
06/25/26-02/15/43)
1,440,038
0.5

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
865,244
(5)
National Bank
Financial Inc.,
Repurchase
Agreement dated
03/31/2026, 3.710%,
due 04/01/2026
(Repurchase
Amount $865,332,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.625%, Market
Value plus accrued
interest $882,549, due
04/01/26)
$ 865,244
0.3
3,750,243
(5)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase
Amount $3,750,619,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$3,825,248, due
05/05/26-01/15/66)
3,750,243
1.4
3,652,419
(5)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/31/2026, 3.780%,
due 04/01/2026
(Repurchase
Amount $3,652,797,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$3,719,632, due
04/15/28-02/15/56)
3,652,419
1.3
Total Repurchase
Agreements
(Cost $15,045,701)
15,045,701
5.5
Time Deposits : 0.5%
330,000
(5)
Canadian Imperial
Bank of Commerce,
3.630
%,
04/01/2026 330,000
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits (continued)
380,000
(5)
Landesbank
Hessen Thueringen
Girozentrale,
3.640
%,
04/01/2026 $ 380,000
0.1
400,000
(5)
Royal Bank of Canada,
3.700
%,
04/01/2026 400,000
0.2
400,000
(5)
Toronto-Dominion
Bank,
3.640
%,
04/01/2026 400,000
0.1
Total Time Deposits
(Cost $1,510,000)
1,510,000
0.5
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 3.0%
8,356,484
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.550%
(Cost $8,356,484) $ 8,356,484 3.0
Total Short-Term
Investments
(Cost $24,912,185)
24,912,185
9.0
Total Investments in
Securities
(Cost $285,346,085) $ 292,377,796 105.9
Liabilities in Excess
of Other Assets (16,363,620) (5.9)
Net Assets $ 276,014,176 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2026, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of March 31, 2026.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock* $ 267,465,611 $ — $ — $ 267,465,611
Short-Term Investments 8,356,484 16,555,701 — 24,912,185
Total Investments, at fair value $ 275,822,095 $ 16,555,701 $ — $ 292,377,796
Liabilities Table
Other Financial Instruments+
Futures $ (6,447) $ — $ — $ (6,447)
Total Liabilities $ (6,447) $ — $ — $ (6,447)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2026, VY
®
JPMorgan Small Cap Core Equity Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Aduro Biotech - CVR 10/6/2020 $ — $ —
$ — $ —
At March 31, 2026, the following futures contracts were outstanding for VY
®
JPMorgan Small Cap Core Equity Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
E-mini Russell 2000 Index 15 06/18/26 $ 1,884,150 $ (6,447)
$ 1,884,150 $ (6,447)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 36,316,438
Gross Unrealized Depreciation (29,284,727)
Net Unrealized Appreciation $ 7,031,711